Related Party Transactions - Transactions with Other Entities within the Phoenix TV Group and China Mobile (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction
Advertising and promotion expenses charged by related party		¥ 4,290	¥ 1,168	¥ 2,465
Corporate administrative expenses charged by related party		6,491	4,874	5,361
Revenues earned from related party	[1]	692,020	785,707	1,030,331
Net advertising revenues		9,612	17,068	28,629
Paid services revenues		18,075	23,516	29,959
Other entities within the Phoenix TV Group
Related Party Transaction
Content provided by related party		(45,000)	(45,000)	(17,263)
Advertising and promotion expenses charged by related party		(4,290)	(1,168)	(2,477)
Corporate administrative expenses charged by related party		(943)	(1,071)	(1,093)
Trademark license fees charged by related party		(5,548)	(3,803)	(4,267)
Project cost charged by related party		(2,601)	(2,971)	(595)
Revenues earned from related party		4,566	13,937	12,402
China Mobile
Related Party Transaction
Net advertising revenues		4,914	3,160	17,464
Paid services revenues		17,916	23,297	29,770
Revenue sharing fees and bandwidth costs charged by related party		¥ (3,313)	¥ (4,971)	¥ (6,631)

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):